INCOME TAXES - Deferred Income Tax Asset (Details) - CAD ($) $ in Millions		12 Months Ended
	May 27, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		$ 209	$ 128
Capital losses on foreign exchange		715	1,134
Deferred income tax liabilities		10,176	12,045	$ 12,050
Deferred income tax liability (asset)		$ 9,967	$ 11,917		$ 11,433
Tax rate	12.00%	26.74%	27.04%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		$ 87	$ 153